Loans Receivable - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Loans and extensions of credit	$ 2,785	$ 10,631	$ 2,586
Loans and Leases Receivable, Gross	$ 790,181	715,039	236,840
Residential Mortgage Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross		$ 51,101	$ 45,356